INTERCOMPANY AGREEMENTS.	12 Months Ended
Dec. 31, 2018
Intercompany Agreements [Abstract]
INTERCOMPANY AGREEMENTS.
3.	INTERCOMPANY AGREEMENTS.

The Company, directly or through one of its subsidiaries, has entered into the following management and marketing agreements:

Affiliate Management Agreement – Pacific Ethanol entered into an Affiliate Management Agreement (“AMA”) with its operating subsidiaries, namely Kinergy, PAP, the Pacific Ethanol West Plants and the Pacific Ethanol Central Plants, effective July 1, 2015, with Pacific Aurora, effective December 15, 2016, and with ICP, effective July 1, 2017, under which Pacific Ethanol agreed to provide operational and administrative and staff support services. These services generally include, but are not limited to, administering the subsidiaries’ compliance with their credit agreements and performing billing, collection, record keeping and other administrative and ministerial tasks. Pacific Ethanol agreed to supply all labor and personnel required to perform its services under the AMA, including the labor and personnel required to operate and maintain the production facilities and marketing activities. These services are billed at a predetermined amount per subsidiary each month plus out of pocket costs such as employee wages and benefits.

The AMAs have an initial term of one year and automatic successive one year renewal periods. Pacific Ethanol may terminate the AMA, and any subsidiary may terminate the AMA, at any time by providing at least 90 days prior notice of such termination.

Pacific Ethanol recorded revenues of approximately $12,048,000, $11,904,000 and $12,968,000 related to the AMAs in place for the years ended December 31, 2018, 2017 and 2016, respectively. These amounts have been eliminated upon consolidation.

Ethanol Marketing Agreements – Kinergy entered into separate ethanol marketing agreements with each of the Company’s nine plants, which granted it the exclusive right to purchase, market and sell the ethanol produced at those facilities. Under the terms of the ethanol marketing agreements, within ten days after delivering ethanol to Kinergy, an amount is paid to Kinergy equal to (i) the estimated purchase price payable by the third-party purchaser of the ethanol, minus (ii) the estimated amount of transportation costs to be incurred, minus (iii) the estimated incentive fee payable to Kinergy, which equals 1% of the aggregate third-party purchase price, provided that the marketing fee shall not be less than $0.015 per gallon and not more than $0.0225 per gallon. Each of the ethanol marketing agreements had an initial term of one year and successive one year renewal periods at the option of the individual plant.

Kinergy recorded revenues of approximately $8,773,000, $8,464,000 and $8,029,000 related to the ethanol marketing agreements for the years ended December 31, 2018, 2017 and 2016, respectively. These amounts have been eliminated upon consolidation.

Corn Procurement and Handling Agreements – PAP entered into separate corn procurement and handling agreements with each of the Company’s plants, with the exception of the Pacific Aurora facilities, which terminated its agreements with PAP on December 15, 2016. Under the terms of the corn procurement and handling agreements, each facility appointed PAP as its exclusive agent to solicit, negotiate, enter into and administer, on its behalf, corn supply arrangements to procure the corn necessary to operate its facility. PAP also provides grain handling services including, but not limited to, receiving, unloading and conveying corn into the facility’s storage and, in the case of whole corn delivered, processing and hammering the whole corn.

Under these agreements, PAP receives a fee of $0.045 per bushel of corn delivered to each facility as consideration for its procurement and handling services, payable monthly. Effective December 15, 2016, this fee is $0.03 per bushel of corn. Each corn procurement and handling agreement had an initial term of one year and successive one year renewal periods at the option of the individual plant. PAP recorded revenues of approximately $4,531,000, $4,245,000 and $4,386,000 related to the corn procurement and handling agreements for the years ended December 31, 2018, 2017 and 2016, respectively. These amounts have been eliminated upon consolidation.

Effective December 15, 2016, each Pacific Aurora facility entered into a new grain procurement agreement with ACEC. Under this agreement, ACEC receives a fee of $0.03 per bushel of corn delivered to each facility as consideration for its procurement and handling services, payable monthly. The grain procurement agreement has an initial term of one year and successive one year renewal periods at the option of the individual plant. Pacific Aurora recorded expenses of approximately $1,381,000, $1,488,000 and $107,000 for the years ended December 31, 2018, 2017 and the period from December 15, 2016 to December 31, 2016, respectively. These amounts have not been eliminated upon consolidation as they are with a related but unconsolidated third-party.

Distillers Grains Marketing Agreements – PAP entered into separate distillers grains marketing agreements with each of the Company’s plants, which grant PAP the exclusive right to market, purchase and sell the various co-products produced at each facility. Under the terms of the distillers grains marketing agreements, within ten days after a plant delivers co-products to PAP, the plant is paid an amount equal to (i) the estimated purchase price payable by the third-party purchaser of the co-products, minus (ii) the estimated amount of transportation costs to be incurred, minus (iii) the estimated amount of fees and taxes payable to governmental authorities in connection with the tonnage of the co-products produced or marketed, minus (iv) the estimated incentive fee payable to the Company, which equals (a) 5% of the aggregate third-party purchase price for wet corn gluten feed, wet distillers grains, corn condensed distillers solubles and distillers grains with solubles, or (b) 1% of the aggregate third-party purchase price for corn gluten meal, dry corn gluten feed, dry distillers grains, corn germ and corn oil. Each distillers grains marketing agreement had an initial term of one year and successive one year renewal periods at the option of the individual plant.

PAP recorded revenues of approximately $6,572,000, $6,020,000 and $6,047,000 related to the distillers grains marketing agreements for the years ended December 31, 2018, 2017 and 2016, respectively. These amounts have been eliminated upon consolidation.